Convertible Notes: (Details 1) (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Convertible Notes: [Abstract]
Carrying value of Modified Notes		$ 22,956,658
Carrying value of Old Notes		1,042,000
Total carrying value of convertible notes	32,175,044	23,998,658
New Notes issued in 2014, net of capitalized fees and expenses	11,315,512
Portion of convertible notes allocated to equity	(5,749,267)
Settlement of Modified Notes	(4,000)
Interest Notes issued	135,293
Loss on 2014 restructuring of notes	161,292
Accretion of convertible notes during 2014	2,317,556
Total carrying value of convertible notes as of June 30, 2014	$ 32,175,044